Employee benefits - Change in benefit obligation and fair value of plan assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Item
Defined Benefit Plan Disclosure [Line Items]
Number of countries defined benefit pension risks transferred | Item			3
Number of defined benefit pension plans settled | Item			2
Defined benefit plan payment for transferred plan transaction			$ 309
Charges included in net periodic benefit cost as curtailments, settlements and special termination benefits			520
Pension charges			143
Pension obligation in discontinued operations			101
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 1	$ 0	1
Defined pension benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	8,576
Fair value of plan assets at December 31	6,355	8,576
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	(1,183)	(1,540)	(2,038)
Prior service credit	56	72	75
Amount recognized in OCI and NCI	(1,127)	(1,468)	(1,963)
Taxes associated with amount recognized in OCI and NCI	266	352	374
Amount recognized in OCI and NCI, net of tax	(861)	(1,116)	(1,589)
Defined pension benefits | Switzerland
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	3,434	3,870
Service cost	50	61	74
Interest cost	13		6
Interest cost		(5)
Contributions by plan participants	34	36
Benefit payments	(96)	(130)
Settlements	(92)	(124)
Benefit obligations of businesses acquired (divested)	(328)	0
Actuarial (gain) loss	(478)	(140)
Plan amendments and other	0	0
Exchange rate differences	(80)	(134)
Benefit obligation at December 31	2,457	3,434	3,870
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	4,113	4,133
Actual return on plan assets	(310)	279
Contributions by employer	37	63
Contributions by plan participants	34	36
Benefit payments	(96)	(130)
Settlements	(92)	(124)
Plan assets of businesses acquired (divested)	(414)	0
Plan amendments and other	0	0
Exchange rate differences	(89)	(144)
Fair value of plan assets at December 31	3,183	4,113	4,133
Funded status-overfunded (underfunded)	726	679
Defined pension benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	5,115	5,527
Service cost	38	47	92
Interest cost	87	72	111
Contributions by plan participants	10	8
Benefit payments	(234)	(207)
Settlements	(36)	(84)
Benefit obligations of businesses acquired (divested)	(2)	(46)
Actuarial (gain) loss	(1,075)	(15)
Plan amendments and other	(3)	13
Exchange rate differences	(328)	(200)
Benefit obligation at December 31	3,572	5,115	5,527
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	4,463	4,608
Actual return on plan assets	(789)	197
Contributions by employer	58	124
Contributions by plan participants	10	8
Benefit payments	(234)	(207)
Settlements	(36)	(84)
Plan assets of businesses acquired (divested)	(1)	(50)
Plan amendments and other	0	14
Exchange rate differences	(299)	(147)
Fair value of plan assets at December 31	3,172	4,463	4,608
Funded status-overfunded (underfunded)	(400)	(652)
Other postretirement benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	32	21	21
Prior service credit	5	7	11
Amount recognized in OCI and NCI	37	28	32
Taxes associated with amount recognized in OCI and NCI	0	0	0
Amount recognized in OCI and NCI, net of tax	37	28	32
Other postretirement benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	71	98
Service cost	0	1	1
Interest cost	1	2	3
Contributions by plan participants	0	0
Benefit payments	(7)	(9)
Settlements	0	0
Benefit obligations of businesses acquired (divested)	0	(11)
Actuarial (gain) loss	(14)	(8)
Plan amendments and other	0	(2)
Exchange rate differences	(1)	0
Benefit obligation at December 31	50	71	98
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	0	0
Actual return on plan assets	0	0
Contributions by employer	7	9
Contributions by plan participants	0	0
Benefit payments	(7)	(9)
Settlements	0	0
Plan assets of businesses acquired (divested)	0	0
Plan amendments and other	0	0
Exchange rate differences	0	0
Fair value of plan assets at December 31	0	0	$ 0
Funded status-overfunded (underfunded)	$ (50)	$ (71)